Amount Due From/To Related Parties (Details) - Schedule of Due From Related Parties - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Amount Due From/To Related Parties (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties	$ 266,013	$ 239,262
Du – UAE [Member]
Amount Due From/To Related Parties (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties	79,482	32,234
Mobily – KSA [Member]
Amount Due From/To Related Parties (Details) - Schedule of Due From Related Parties [Line Items]
Due from related parties	$ 186,531	$ 207,028